Balance Sheet Impact of Net Unrealized Gains on Securities (Tables)	12 Months Ended
Dec. 31, 2020
Investments, Debt and Equity Securities [Abstract]
Components of the net unrealized gain on securities, included in Accumulated Other Comprehensive Income	The following table shows (in millions) the components of the net unrealized gains on securities that is included in AOCI in GALIC’s Balance Sheet.

	Asset (Liability) before Net Unrealized	Impact of Net Unrealized Gains on Securities	Carrying Value of Asset (Liability)
December 31, 2020
Fixed maturities	$31,570	$2,553	$34,123
Deferred policy acquisition costs	1,236	(934)	302
Annuity benefits accumulated	(42,249)	(324)	(42,573)
Life, accident and health reserves	(607)	(3)	(610)
Unearned revenue (included in other liabilities)	(26)	11	(15)
Net unrealized gain, pretax		1,303
Deferred tax on unrealized gain		(274)
Net unrealized gain, after tax (included in AOCI)		$1,029

December 31, 2019
Fixed maturities	$36,144	$1,755	$37,899
Deferred policy acquisition costs	1,394	(681)	713
Annuity benefits accumulated	(40,186)	(220)	(40,406)
Unearned revenue (included in other liabilities)	(23)	11	(12)
Net unrealized gain, pretax		865
Deferred tax on unrealized gain		(182)
Net unrealized gain, after tax (included in AOCI)		$683